Taxation (Detail Textuals) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Income Tax [Line Items]
Operating loss carryforwards	¥ 11,551,510
Tax Year 2017
Income Tax [Line Items]
Statutory income tax rate	35.00%
Tax Year 2018
Income Tax [Line Items]
Statutory income tax rate	21.00%
Loss expiring in 2019
Income Tax [Line Items]
Operating loss carryforwards	¥ 4
Loss expiring in 2020
Income Tax [Line Items]
Operating loss carryforwards	¥ 186,827
China | State Administration of Taxation, China
Income Tax [Line Items]
Effective income tax rate	25.00%
Percentage of withholding tax for foreign investors non resident enterprises	10.00%
Percentage of withholding tax for resident enterprise	5.00%
Percent entitled to claim for qualified research and development expenses	175.00%
Additional percentage of qualified research and development expenses claimed in annual filing	75.00%
Statutory income tax rate	25.00%
United Kingdom
Income Tax [Line Items]
Operating loss carryforwards	¥ 1,221,492
Hong Kong
Income Tax [Line Items]
Operating loss carryforwards	¥ 1,221,492
Hong Kong | Inland Revenue, Hong Kong
Income Tax [Line Items]
Effective income tax rate	16.50%
United States | Loss expiring in 2017
Income Tax [Line Items]
Operating loss carryforwards	¥ 22,960
United States | Loss expiring in 2018
Income Tax [Line Items]
Operating loss carryforwards	232,429
United States | Loss expiring in 2019
Income Tax [Line Items]
Operating loss carryforwards	894,771
United States | Loss expiring infinite years
Income Tax [Line Items]
Operating loss carryforwards	¥ 1,156,230